Summarized Statements of Cash Flows Financial Information of Citizens Holding Company (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities
Net income	$ 7,149,860		$ 6,783,999		$ 7,217,847
Adjustments to reconcile net income to net cash provided by operating activities
Stock compensation expense			119,834		123,702
Increase in other assets	(1,017,032)		(809,867)		(846,763)
Net cash provided by operating activities	11,210,828		11,087,250		11,788,040
Cash flows from financing activities
Dividends paid to stockholders	(4,285,371)		(4,276,282)		(4,261,652)
Proceeds from exercise of stock options	128,950		257,425		63,385
Net cash provided by financing activities	9,552,619		19,290,845		22,064,488
Net (decrease) increase in cash and due from banks	(5,521,093)		(13,846,427)		18,444,322
Citizens Holding Company
Cash flows from operating activities
Net income	7,149,860		6,783,999		7,217,847
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	(2,898,509)	[1]	(2,603,735)	[1]	(3,016,877)	[1]
Stock compensation expense			119,834		123,702
Increase in other assets	(1,032)		(40,774)		(61,093)
Decrease in other liabilities	(400)
Net cash provided by operating activities	4,249,919		4,259,324		4,263,579
Cash flows from financing activities
Dividends paid to stockholders	(4,285,371)		(4,276,282)		(4,261,652)
Proceeds from exercise of stock options	128,950		257,425		63,385
Net cash provided by financing activities	(4,156,421)		(4,018,857)		(4,198,267)
Net (decrease) increase in cash and due from banks	93,498		240,467		65,312
Cash, beginning of year	1,657,268	[2]	1,416,801		1,351,489
Cash, end of year	$ 1,750,766	[2]	$ 1,657,268	[2]	$ 1,416,801

[1]	Eliminates in consolidation.
[2]	Fully or partially eliminates in consolidation.